Expense Example - iShares BB Rated Corporate Bond ETF - iShares BB Rated Corporate Bond ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 80